Tax Matters (Tables)	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Summary of Detailed Information About Components of Income Tax Expense Explanatory
The components of income tax expense (recovery) for the years ended March 31, 2023 and March 31, 2022, are as follows:

Year ended,	March 31, 2023	March 31, 2022

Income tax expense recognized in net income:

Current tax expense	$89.6	$197.2

Deferred income tax (benefit) expense	(12.0)	101.7

	$77.6	$298.9

Income tax expense recognized in other comprehensive income:

Tax effect of net unrealized loss on cash flow hedges	$-	$7.8

	$-	$7.8

Summary of Income taxes in the consolidated statements of net (loss) income
Income taxes in the consolidated statements of net income for the years ended March 31, 2023 and March 31, 2022 vary from amounts that would be computed by applying statutory income tax rates for the following reason:

Year ended,	March 31, 2023	March 31, 2022

Income before income taxes	$376.1	$1,156.6

Income tax expense based on the applicable tax rate of 25%	$94.0	$289.1

Add / (deduct):

Non-deductible post-employment benefits payments	3.3	3.0

Non-deductible pension contributions	0.9	4.7

Non-deductible accretion of financial obligations	0.8	0.8

Change in unrecognized tax benefits	-	(45.1)

Adjustment in respect of prior years	(1.3)	2.2

Share-based payment compensation	-	1.4

Listing expense	-	58.9

Changes in fair value of warrant liability	(12.3)	1.6

Changes in fair value of earnout liability	(1.7)	(19.2)

Changes in fair value of share-based payment liability	(3.3)	-

Other	(2.8)	1.5

Income tax expense	$77.6	$298.9

Summary of tax-effected temporary differences which result in deferred income tax assets and (liabilities)
The
tax-effected
temporary differences which result in deferred income tax assets and (liabilities) and the amount of deferred income taxes recognized in the consolidated statements of comprehensive income for the year ended March 31, 2023 are as follows:

	Balance at March 31, 2022	Movements in:		Balance at March 31, 2023
		Profit (loss)	Other Comprehensive Income

Accounting reserves	$2.6	$(0.4)	$-	$2.2

Inventory reserve	(3.5)	3.4	-	(0.1)

Defined benefit pension - past service costs (Note 20)	-	12.6	-	12.6

Other post-employment benefits - past service costs (Note 21)	-	1.0	-	1.0

Capital tax loss carryforward	1.9	0.2	-	2.1

Property, plant and equipment and intangible assets	(144.4)	(6.5)	-	(150.9)

Unrealized exchange loss (gain) on US dollar debt	0.9	(1.2)	-	(0.3)

Governmental loans benefit	(10.3)	(8.1)	-	(18.4)

Financing expenses	-	0.5	-	0.5

Deferred revenue	48.7	2.8	-	51.5

SRED expenditures	(0.1)	-	-	(0.1)

Transaction costs	5.1	(1.2)	-	3.9

Unrealized loss on cash flow hedges	6.5	1.3	(7.8)	-

Other	(0.3)	(0.4)	-	(0.7)

	$(92.9)	$4.0	$(7.8)	$(96.7)

The
tax-effected
temporary differences which result in deferred income tax assets and (liabilities) and the amount of deferred income taxes recognized in the consolidated statements of comprehensive income for the year ended March 31, 2022 are as follows:

	Balance at March 31 2021	Movements in:		Balance at March 31, 2022
		Profit (loss)	Other Comprehensive Income

Accounting reserves	$4.0	$(1.4)	$-	$2.6

Inventory reserve	(4.1)	0.6	-	(3.5)

Non-capital tax loss carryforward	98.2	(98.2)	-	-

Capital tax loss carryforward	0.2	1.7	-	1.9

Property, plant and equipment and intangible assets	(151.3)	6.9	-	(144.4)

Unrealized exchange loss (gain) on US dollar debt	1.2	(0.3)	-	0.9

Governmental loans benefit	-	(10.3)	-	(10.3)

Financing expenses	(1.0)	1.0	-	-

Deferred revenue	50.2	(1.5)	-	48.7

SRED expenditures	2.4	(2.5)	-	(0.1)

Transaction costs	-	5.1	-	5.1

Unrealized loss on cash flow hedges	-	(1.3)	7.8	6.5

Other	0.2	(0.5)	-	(0.3)

	$-	$(100.7)	$7.8	$(92.9)